CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Comprehensive Income (Loss) Attributable to Gardner Denver Holdings, Inc.
Net income (loss) attributable to Gardner Denver Holdings, Inc.	$ 28,000	$ (12,900)	$ (125,200)		$ (26,400)		$ (36,620)		$ (351,153)		$ (135,023)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	41,500	(29,400)	131,400		12,800		(76,135)		(136,319)		(160,755)
Foreign currency (losses) gains, net	(14,800)	8,100	(44,300)		(10,800)		13,586		32,627		45,808
Unrecognized gains (losses) on cash flow hedges, net	4,000	(2,800)	5,500		(13,500)		(987)		(15,899)		(28,541)
Pension and other postretirement prior service cost and gain or loss, net	(600)	5,200	(1,900)		6,300		(13,318)		(10,676)		(35,120)
Total other comprehensive income (loss), net of tax	30,100	(18,900)	90,700	[1]	(5,200)	[1]	(76,854)	[1]	(130,267)	[1]	(178,608)
Comprehensive income (loss) attributable to Gardner Denver Holdings, Inc.	58,100	(31,800)	(34,500)		(31,600)		(113,474)		(481,420)		(313,631)
Comprehensive Income Attributable to Noncontrolling Interests
Net (loss) income attributable to noncontrolling interests	0	(100)	100		(600)		5,330		(835)		(902)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net	0	100	0		600		1,362		(1,987)		(2,644)
Total other comprehensive income, net of tax	0	100	0		600		1,362		(1,987)		(2,644)
Comprehensive income attributable to noncontrolling interests	0	0	100		0		6,692		(2,822)		(3,546)
Total Comprehensive Income (Loss)	$ 58,100	$ (31,800)	$ (34,400)		$ (31,600)		$ (106,782)		$ (484,242)		$ (317,177)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.